Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,228,072
Previously Paid Amount	0
Total Fee Amount	5,065.85
Total Offset Amount	0
Net Fee	$ 5,065.85
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A